UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00572

American Mutual Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Mutual Fund®
Investment portfolio

January 31, 2009
unaudited

Common stocks — 79.28%	Shares	Value (000)

ENERGY — 8.16%
Apache Corp.	125,000	$9,375
Baker Hughes Inc.	780,000	25,990
BJ Services Co.	3,205,937	35,265
Chevron Corp.	2,143,911	151,189
ConocoPhillips	1,840,000	87,455
Devon Energy Corp.	2,225,000	137,060
EOG Resources, Inc.	340,000	23,042
Halliburton Co.	1,200,000	20,700
Hess Corp.	2,439,000	135,633
Marathon Oil Corp.	5,353,600	145,779
Royal Dutch Shell PLC, Class A (ADR)	3,480,000	171,320
Schlumberger Ltd.	880,400	35,929
Spectra Energy Corp	950,000	13,784
Sunoco, Inc.	500,000	23,160
		1,015,681

MATERIALS — 2.49%
Air Products and Chemicals, Inc.	1,200,000	60,360
Dow Chemical Co.	750,000	8,692
E.I. du Pont de Nemours and Co.	750,000	17,220
International Paper Co.	1,250,000	11,400
MeadWestvaco Corp.	5,000,000	58,200
Monsanto Co.	300,000	22,818
Nucor Corp.	800,000	32,632
Potash Corp. of Saskatchewan Inc.	310,000	23,207
Praxair, Inc.	1,000,000	62,260
Weyerhaeuser Co.	500,000	13,670
		310,459

INDUSTRIALS — 12.78%
3M Co.	1,328,700	71,471
Avery Dennison Corp.	3,375,000	81,776
Boeing Co.	500,000	21,155
Burlington Northern Santa Fe Corp.	1,600,200	106,013
Cintas Corp.	1,945,000	44,249
CSX Corp.	1,742,500	50,463
Eaton Corp.	400,000	17,608
Emerson Electric Co.	1,300,000	42,510
General Dynamics Corp.	770,000	43,682
General Electric Co.	13,227,500	160,450
Illinois Tool Works Inc.	428,000	13,978
Ingersoll-Rand Co. Ltd., Class A	1,300,000	21,073
Lockheed Martin Corp.	1,110,000	91,064
Norfolk Southern Corp.	485,500	18,624
Northrop Grumman Corp.	1,300,000	62,556
Pentair, Inc.	1,800,000	41,166
Pitney Bowes Inc.	3,050,000	67,893
R.R. Donnelley & Sons Co.	5,033,457	49,127
Rockwell Automation	1,250,000	32,550
Southwest Airlines Co.	4,450,000	31,284
Tyco International Ltd.	1,245,300	26,176
Union Pacific Corp.	1,354,900	59,331
United Parcel Service, Inc., Class B	3,550,000	150,839
United Technologies Corp.	3,700,000	177,563
Waste Management, Inc.	3,500,000	109,165
		1,591,766

CONSUMER DISCRETIONARY — 6.72%
Brunswick Corp.	3,907,769	10,863
Carnival Corp., units	1,475,000	26,830
Darden Restaurants, Inc.	2,800,000	73,416
Harley-Davidson, Inc.	1,508,000	18,367
Home Depot, Inc.	750,000	16,148
Honda Motor Co., Ltd. (ADR)	300,000	6,798
Johnson Controls, Inc.	4,670,000	58,422
Leggett & Platt, Inc.	3,753,400	46,880
Lowe’s Companies, Inc.	3,940,400	71,991
Magna International Inc., Class A	2,182,900	60,750
Mattel, Inc.	4,100,000	58,179
News Corp., Class A	2,350,000	15,016
Omnicom Group Inc.	1,500,000	38,835
Royal Caribbean Cruises Ltd.	4,200,000	27,258
Target Corp.	2,570,000	80,184
Time Warner Inc.	10,267,000	95,791
VF Corp.	1,150,000	64,423
Whirlpool Corp.	300,000	10,029
YUM! Brands, Inc.	1,980,000	56,668
		836,848

CONSUMER STAPLES — 7.33%
Avon Products, Inc.	3,895,000	79,653
Coca-Cola Co.	1,750,000	74,760
ConAgra Foods, Inc.	3,827,700	65,454
General Mills, Inc.	750,000	44,362
H.J. Heinz Co.	1,703,700	62,185
Kellogg Co.	1,585,600	69,275
Kimberly-Clark Corp.	2,410,000	124,043
Kraft Foods Inc., Class A	1,500,000	42,075
PepsiCo, Inc.	3,710,000	186,353
Procter & Gamble Co.	810,000	44,145
Walgreen Co.	2,300,000	63,043
Wal-Mart Stores, Inc.	1,230,000	57,957
		913,305

HEALTH CARE — 11.11%
Abbott Laboratories	3,635,000	201,524
Amgen Inc.[1]	880,000	48,268
AstraZeneca PLC (ADR)	1,295,000	49,896
Bristol-Myers Squibb Co.	4,662,500	99,824
Cardinal Health, Inc.	2,145,000	80,759
Covidien Ltd.	784,500	30,078
Eli Lilly and Co.	2,900,000	106,778
Genentech, Inc.[1]	549,693	44,657
Johnson & Johnson	600,000	34,614
Medtronic, Inc.	3,007,000	100,705
Merck & Co., Inc.	7,170,000	204,704
Novartis AG (ADR)	3,725,000	153,694
Pfizer Inc	9,895,000	144,269
Schering-Plough Corp.	4,800,000	84,288
		1,384,058

FINANCIALS — 2.75%
Allstate Corp.	1,200,000	26,004
American International Group, Inc.	1,479,000	1,893
Arthur J. Gallagher & Co.	867,331	20,443
Bank of America Corp.	1,000,000	6,580
Bank of New York Mellon Corp.	3,901,000	100,412
Capital One Financial Corp.	735,000	11,643
Fannie Mae	1,050,000	630
Freddie Mac	800,000	472
JPMorgan Chase & Co.	3,687,000	94,055
Lincoln National Corp.	413,300	6,253
Marsh & McLennan Companies, Inc.	500,000	9,665
Travelers Companies, Inc.	1,000,000	38,640
U.S. Bancorp	1,750,000	25,970
		342,660

INFORMATION TECHNOLOGY — 11.74%
Automatic Data Processing, Inc.	2,700,000	98,091
Cisco Systems, Inc.[1]	3,950,000	59,131
Hewlett-Packard Co.	4,010,000	139,347
Intel Corp.	9,770,000	126,033
International Business Machines Corp.	3,090,000	283,198
KLA-Tencor Corp.	1,242,000	24,890
Linear Technology Corp.	2,345,000	54,920
Maxim Integrated Products, Inc.	4,660,000	61,652
Microchip Technology Inc.	5,461,625	103,607
Microsoft Corp.	14,335,998	245,146
Nokia Corp. (ADR)	500,000	6,135
Oracle Corp.[1]	7,835,000	131,863
SAP AG (ADR)	1,031,000	36,477
Texas Instruments Inc.	4,100,000	61,295
Tyco Electronics Ltd.	900,000	12,744
Xilinx, Inc.	1,020,000	17,187
		1,461,716

TELECOMMUNICATION SERVICES — 5.88%
AT&T Inc.	12,195,597	300,255
Embarq Corp.	6,104,250	218,044
Verizon Communications Inc.	7,162,334	213,939
		732,238

UTILITIES — 9.00%
Ameren Corp.	4,108,680	136,614
American Electric Power Co., Inc.	1,435,000	44,987
Dominion Resources, Inc.	2,800,000	98,504
DTE Energy Co.	750,000	25,875
Duke Energy Corp.	3,800,000	57,570
Exelon Corp.	3,488,720	189,158
FirstEnergy Corp.	1,620,000	80,984
PPL Corp.	3,229,100	99,004
Progress Energy, Inc.	2,171,900	84,096
Public Service Enterprise Group Inc.	2,575,000	81,293
Questar Corp.	3,000,000	101,940
Southern Co.	1,000,000	33,450
Xcel Energy Inc.	4,745,000	87,593
		1,121,068

MISCELLANEOUS — 1.32%
Other common stocks in initial period of acquisition		164,669

Total common stocks (cost: $12,484,235,000)		9,874,468

Preferred stocks — 1.08%

FINANCIALS — 1.08%
Bank of America Corp., Series K, 8.00% noncumulative[2]	27,635,000	14,655
Bank of America Corp., Series M, 8.125% noncumulative[2]	100,000,000	52,014
Citigroup Inc., Series E, 8.40%[2]	85,000,000	31,151
JPMorgan Chase & Co., Series I, 7.90%[2]	48,400,000	36,875

Total preferred stocks (cost: $250,801,000)		134,695

Convertible securities — 0.34%

FINANCIALS — 0.31%
American International Group, Inc. 8.50% convertible preferred 2011, units	553,450	4,981
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[3,4]	1,725,000	27,622
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	556,000	528
SLM Corp., Series C, 7.25% convertible preferred 2010	9,600	5,664
Washington Mutual, Inc., Series R, 7.75% noncumulative convertible preferred	15,000	89
		38,884

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		3,550

Total convertible securities (cost: $190,132,000)		42,434

	Principal amount	Value
Bonds & notes — 2.75%	(000)	(000)

CONSUMER DISCRETIONARY — 0.92%
AOL Time Warner Inc. 6.75% 2011	$19,505	$19,669
AOL Time Warner Inc. 6.875% 2012	8,436	8,480
Comcast Corp. 1.46% 2009[2]	7,200	7,105
Home Depot, Inc. 2.046% 2009[2]	10,545	10,296
Staples, Inc. 9.75% 2014	51,780	55,126
Time Warner Inc. 5.50% 2011	13,875	13,550
		114,226

CONSUMER STAPLES — 0.16%
CVS Caremark Corp. 3.689% 2010[2]	21,055	20,235

HEALTH CARE — 0.29%
Amgen Inc. 6.90% 2038	20,000	22,155
Cardinal Health, Inc. 1.705% 2009[2]	1,740	1,699
Cardinal Health, Inc. 6.75% 2011	5,250	5,310
UnitedHealth Group Inc. 4.125% 2009	7,196	7,201
UnitedHealth Group Inc. 1.705% 2010[2]	100	94
		36,459

FINANCIALS — 0.97%
American Express Bank 0.421% 2009[2]	2,861	2,804
American Express Bank 5.55% 2012	28,250	27,168
American Express Centurion Bank 0.413% 2009[2]	60	58
American Express Centurion Bank 5.55% 2012	18,870	18,147
Capital One Financial Corp. 2.469% 2009[2]	16,000	15,327
Citigroup Inc. 3.625% 2009	6,200	6,198
ERP Operating LP 5.50% 2012	1,950	1,791
ERP Operating LP 6.584% 2015	3,500	2,942
ERP Operating LP 5.75% 2017	33,875	27,511
ERP Operating LP 7.125% 2017	5,000	4,174
KeyCorp 6.50% 2013	15,000	14,442
		120,562

INFORMATION TECHNOLOGY — 0.08%
KLA-Tencor Corp. 6.90% 2018	13,700	10,433

TELECOMMUNICATION SERVICES — 0.14%
Verizon Communications Inc. 8.50% 2018[5]	15,000	17,239

UTILITIES — 0.19%
FPL Group Capital, Inc. 7.875% 2015	20,000	23,086

Total bonds & notes (cost: $326,750,000)		342,240

	Principal amount	Value
Short-term securities — 16.93%	(000)	(000)

Caterpillar Inc. 0.34% due 4/6/2009[5]	$27,800	$27,773
Chevron Corp. 0.20%–1.15% due 2/3–4/1/2009	81,200	81,175
Eli Lilly and Co. 1.40% due 2/25–3/2/2009[5]	62,400	62,389
Fannie Mae 0.10%–2.60% due 2/4–7/6/2009	248,900	248,636
Federal Home Loan Bank 0.10%–3.10% due 2/2–9/9/2009	387,600	386,940
Freddie Mac 0.17%–2.40% due 2/17–9/2/2009	684,600	683,510
General Electric Capital Corp., FDIC insured, 0.50% due 5/28/2009	21,700	21,665
General Electric Co. 0.27% due 2/2/2009	33,700	33,699
Hewlett-Packard Co. 0.12%–0.60% due 3/2–3/6/2009[5]	80,100	80,076
Medtronic Inc. 1.45% due 3/5/2009[5]	50,000	49,952
Pfizer Inc 1.20% due 4/6/2009[5]	50,000	49,959
Procter & Gamble International Funding S.C.A. 0.35%–0.45% due 4/2–5/4/2009[5]	63,300	63,230
U.S. Treasury Bills 0.122%–1.835% due 3/5–4/9/2009	204,700	204,664
USAA Capital Corp. 1.25% due 2/2/2009	23,900	23,897
Wal-Mart Stores Inc. 0.55% due 9/21/2009[5]	55,000	54,750
Walt Disney Co. 1.00% due 2/5/2009	36,200	36,194

Total short-term securities (cost: $2,107,450,000)		2,108,509

Total investment securities (cost: $15,359,368,000)		12,502,346
Other assets less liabilities		(47,022)

Net assets		$12,455,324

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Coupon rate may change periodically.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $86,250,000) may be subject to legal or contractual restrictions on resale.
4Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $27,622,000, which represented .22% of the net assets of the fund.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $405,368,000, which represented 3.25% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on November 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2009 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$9,883,616
Level 2 — Other significant observable inputs	2,618,730
Level 3 — Significant unobservable inputs	—
Total	$12,502,346

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$887,319
Gross unrealized depreciation on investment securities	(3,749,594)
Net unrealized depreciation on investment securities	(2,862,275)
Cost of investment securities for federal income tax purposes	15,364,621

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-903-0309O-S15833

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN MUTUAL FUND, INC.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James K. Dunton
James K. Dunton, Vice Chairman, President and Principal Executive Officer

Date: March 31, 2009

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: March 31, 2009